FINANCIAL INSTRUMENTS AND RISK MANAGEMENT DISCLOSURE: Schedule of Financial Instruments (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Details
Cash	$ 7,520	$ 159
Cash, fair value (Level 1)	159
Other receivable	100	132
Other receivable, fair value (level 2)	100	132
Investment in associate and convertible note receivable	2,331	700
Investment in associate and convertible note receivable, fair value (level3)	2,331	700
Investment, available for sale,	19	35,366
Investment, available for sale, fair value (level 1)	52	58,913
Accounts payable and accrued liabilities	127	109
Accounts payable and accrued liabilities, fair value (level 3)	127	109
Unsecured notes payable (level 3)	250	181
Unsecured notes payable, fair value (level 3)	250	181
Warrant liability	24	20
Warrant liability, fair value (Level 3)	$ 24	$ 20